               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                      Supplement Dated December 15, 1999
                     to Prospectus Dated October 26, 1999
                          Class A, B and C Shares of:

  Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income
   Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder Real
   Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington
       Healthcare Fund and Munder Framlington International Growth Fund

    CHANGE OF INVESTMENT OBJECTIVE FOR SMALL-CAP VALUE FUND AND VALUE FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Munder Small-Cap Value Fund from long-term capital appreciation, with income as a secondary objective to long-term capital appreciation. The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Munder Value Fund from long-term capital appreciation, with its secondary goal to provide income to long-term capital appreciation.

           CHANGE OF INVESTMENT POLICY FOR SMALL COMPANY GROWTH FUND

   The Board of Trustees of The Munder Funds Trust has changed the investment policy of the Munder Small Company Growth Fund to increase the market capitalization of the issuers considered to be small-cap companies. Accordingly, the first paragraph of the section entitled "Risk Return Summary--Principal Investment Strategies" of the Munder Small Company Growth Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion, which is less than the market capitalization of S&P 500 companies.

           CHANGE IN PERFORMANCE BENCHMARK FOR EQUITY SELECTION FUND

   The Board of Directors of The Munder Funds, Inc. has approved the change in performance benchmark for the Munder Equity Selection Fund. Accordingly, the section entitled "Risk Return Summary--Principal Investment Strategies" of the Munder Equity Selection Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing at least 65% of its assets in equity securities.

     The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

     The Fund generally invests in companies with market capitalizations of at least $1 billion.

     The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

                        PRINCIPAL INVESTMENT STRATEGIES

   The section entitled "Risk Return Summary--Principal Investment Strategies" of the Munder Balanced Fund in the prospectus is hereby supplemented with the following:

     Stocks are chosen on the basis of above-average and sustainable earnings growth, financial stability or attractive valuation using the advisor's proprietary GARP (Growth at a Reasonable Price) style, which focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

SUPPROEQABC1299

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                      Supplement Dated December 15, 1999
                     to Prospectus Dated October 26, 1999
                              Class Y Shares of:

  Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income Fund, Munder Future Technology Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season
  Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value
   Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global
      Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate
Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free
  Short-Intermediate Bond Fund, Munder Short Term Treasury Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund
                  and Munder U.S. Treasury Money Market Fund

                            AVAILABILITY OF SHARES

   The Class Y Shares of all the Funds except the Munder Cash Investment Fund, Munder Multi-Season Growth Fund and the Munder Money Market Fund are not currently available for purchase in the State of Nebraska. The Class Y Shares of the Munder Future Technology Fund, Munder Framlington Global Financial Services Fund, Munder Growth Opportunities Fund and Munder Short Term Treasury Fund are not currently available for purchase in the State of New Hampshire. The Class Y Shares of Munder Framlington Global Financial Services Fund, Munder Growth Opportunities Fund and Munder Short Term Treasury Fund are not currently available for purchase in the State of Montana.

    CHANGE OF INVESTMENT OBJECTIVE FOR SMALL-CAP VALUE FUND AND VALUE FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Munder Small-Cap Value Fund from long-term capital appreciation, with income as a secondary objective to long-term capital appreciation. The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Munder Value Fund from long-term capital appreciation, with its secondary goal to provide income to long-term capital appreciation.

           CHANGE OF INVESTMENT POLICY FOR SMALL COMPANY GROWTH FUND

   The Board of Trustees of The Munder Funds Trust has changed the investment policy of the Munder Small Company Growth Fund to increase the market capitalization of the issuers considered to be small-cap companies. Accordingly, the first paragraph of the section entitled "Risk Return Summary--Principal Investment Strategies" of the Munder Small Company Growth Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion, which is less than the market capitalization of S&P 500 companies.

SUPPROY1299

           CHANGE IN PERFORMANCE BENCHMARK FOR EQUITY SELECTION FUND

   The Board of Directors of The Munder Funds, Inc. has approved the change in performance benchmark for the Munder Equity Selection Fund. Accordingly, the section entitled "Risk Return Summary--Principal Investment Strategies" of the Munder Equity Selection Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing at least 65% of its assets in equity securities.

     The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

     The Fund generally invests in companies with market capitalizations of at least $1 billion.

     The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

                        PRINCIPAL INVESTMENT STRATEGIES

   The section entitled "Risk Return Summary--Principal Investment Strategies" of the Munder Balanced Fund in the prospectus is hereby supplemented with the following:

     Stocks are chosen on the basis of above-average and sustainable earnings growth, financial stability or attractive valuation using the advisor's proprietary GARP (Growth at a Reasonable Price) style, which focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

The section entitled "Risk Return Summary--Principal Investment Strategies" of the Munder Real Estate Equity Investment Fund in the prospectus is hereby supplemented with the following:

     The advisor selects companies exhibiting steady cash flows, financial stability, quality management and reasonable valuations.

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                      Supplement Dated December 15, 1999
                     to Prospectus Dated October 26, 1999
                              Class K Shares of:

Munder Balanced Fund, Munder Growth & Income Fund, Munder Growth Opportunities
 Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-
  Cap Equity Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity
   Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder
  Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond
 Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund,
   Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free Money Market Fund and Munder U.S.
                          Treasury Money Market Fund

    CHANGE OF INVESTMENT OBJECTIVE FOR SMALL-CAP VALUE FUND AND VALUE FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Munder Small-Cap Value Fund from long-term capital appreciation, with income as a secondary objective to long-term capital appreciation. The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Munder Value Fund from long-term capital appreciation, with its secondary goal to provide income to long-term capital appreciation.

           CHANGE OF INVESTMENT POLICY FOR SMALL COMPANY GROWTH FUND

   The Board of Trustees of The Munder Funds Trust has changed the investment policy of the Munder Small Company Growth Fund to increase the market capitalization of the issuers considered to be small-cap companies. Accordingly, the first paragraph of the section entitled "Risk Return Summary--Principal Investment Strategies" of the Munder Small Company Growth Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion, which is less than the market capitalization of S&P 500 companies.

                        PRINCIPAL INVESTMENT STRATEGIES

   The section entitled "Risk Return Summary--Principal Investment Strategies" of the Munder Balanced Fund in the prospectus is hereby supplemented with the following:

     Stocks are chosen on the basis of above-average and sustainable earnings growth, financial stability or attractive valuation using the advisor's proprietary GARP (Growth at a Reasonable Price) style, which focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

   The section entitled "Risk Return Summary--Principal Investment Strategies" of the Munder Real Estate Equity Investment Fund in the prospectus is hereby supplemented with the following:

     The advisor selects companies exhibiting steady cash flows, financial stability, quality management and reasonable valuations.

SUPPROK1299

                                  MANAGEMENT

   The last two paragraphs in the section entitled "Management--Investment Advisors And Sub-Advisor" in the prospectus are hereby deleted and replaced with the following:

   During the fiscal year ended June 30, 1999, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:

Balanced Fund........................... 0.65%
Growth & Income Fund.................... 0.75%
Growth Opportunities Fund............... 0.75%
Index 500 Fund.......................... 0.07%
International Equity Fund............... 0.75%
Micro-Cap Equity Fund................... 1.00%
Multi-Season Growth Fund................ 0.75%
Real Estate Equity Investment Fund...... 0.74%
Small-Cap Value Fund.................... 0.75%
Small Company Growth Fund............... 0.75%
Value Fund.............................. 0.74%
Framlington Emerging Markets Fund....... 1.25%
Framlington Healthcare Fund............. 1.00%
Framlington International Growth Fund... 1.00%
Bond Fund............................... 0.50%
Intermediate Bond Fund.................. 0.50%

International Bond Fund................. 0.50%
Michigan Tax-Free Bond Fund............. 0.50%
U.S. Government Income Fund............. 0.50%
Tax-Free Bond Fund...................... 0.50%
Tax-Free Short-Intermediate Bond Fund... 0.50%
Cash Investment Fund.................... 0.35%
Tax-Free Money Market Fund.............. 0.35%
U.S. Treasury Money Market Fund......... 0.35%

   During the fiscal year ended June 30, 1999, a portion of the advisory fees for the Index 500 Fund and the Multi-Season Growth Fund were waived. As a re-sult, the payments shown above for those Funds were less than the contractual advisory fees of .20% of the first $250 million of the Index 500 Fund's aver-age daily net assets; .12% of the next $250 million of the Fund's average daily net assets and .07% of the Fund's average daily net assets over $500 million and 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of that Fund's average daily net assets over $500 million.